Accounts Receivable, net (Details Textual) - USD ($)	Mar. 31, 2015	Sep. 30, 2014	Nov. 30, 2013
Accounts Receivable of Payment Terms			$ 100,000
Accounts Receivable of Payment Terms ,Total			$ 750,000
November 2014 [Member]
Accounts Receivable of Payment Terms ,Total	$ 200,000	$ 200,000
November 2015 [Member]
Accounts Receivable of Payment Terms ,Total	225,000	225,000
November 2016 [Member]
Accounts Receivable of Payment Terms ,Total	$ 225,000	$ 225,000